INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.                               INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2011 and 2012 were as follows:

		Customer base
	Contract	and customer	Trade		Non-compete	Software
	backlog	relationship	name	Trademark	agreement	technology	Total

Balance as of January 1, 2011	$49	$3,630	$782	$—	$—	$—	$4,461
Acquisition	1,425	7,040	1,425	3,043	359	—	13,292
Amortization	(696)	(1,778)	(168)	(17)	(18)	—	(2,677)
Foreign currency translation adjustments	12	72	34	—	4	—	122

Balance as of December 31, 2011	790	8,964	2,073	3,026	345	—	15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	$652	$20,818	$28,882	$712	$2,017	$2,222	$55,303

Gross carrying amount
Balance as of December 31, 2011	$1,673	$11,190	$2,235	$3,043	$359	—	$18,500
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2011	$883	$2,226	$162	$17	$14	—	$3,302
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200

The Group recorded amortization expenses of $875, $2,677 and $6,058 in 2010, 2011 and 2012, respectively.

The Group expects to record an amortization expense of $10,431, $8,666, $6,824, $5,414 and $7,866 for the year 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

Consequential to the merger of equals with VanceInfo, the Group has written down the trademarks and trade names of $5,515 for the year ended December 31, 2012 since management determined not to use certain trademarks and trade names as a result of the re-branding process after the merger transaction.